EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2012	2011	2010
Basic and diluted (loss) income per share attributable to Kennedy-Wilson Holdings, Inc. common shareholders:
Loss from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,684,000)	$(2,741,000)	$(1,052,000)
(Loss) income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders	(210,000)	343,000	—
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(3,894,000)	$(2,398,000)	$(1,052,000)

(Loss) from continuing operations attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(0.07)	$(0.06)	$(0.03)
(Loss) income from discontinued operations, net of income taxes, attributable to Kennedy-Wilson Holdings Inc. common shareholders	—	0.01	—
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders	$(0.07)	$(0.05)	$(0.03)
Weighted average shares outstanding for basic and diluted loss per share	55,285,833	42,415,770	38,978,272